Equity - Cash Flow Disclosures (Details) - EUR (€) € in Millions		12 Months Ended
	Jul. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Entity Information [Line Items]
Net cash flow provided by operating activities		€ 13,423.0	€ 13,796.0	€ 13,338.0
Net cash flow used in investing activities		(8,685.0)	(10,245.0)	(8,208.0)
Net cash flow used in financing activities		(3,880.0)	(1,752.0)	(4,220.0)
Net increase (decrease) in cash and cash equivalents during the year		500.0	1,456.0	€ 1,121.0
Proceeds from sales of interests in associates		€ 378.8	€ 1,275.0
Percent of total shares classified as treasury shares		1.26145%	1.26514%	2.80339%
Colombia Telecomunicaciones, S.A, ESP
Entity Information [Line Items]
Net cash flow provided by operating activities		€ 344.0	€ 324.0	€ 198.0
Net cash flow used in investing activities		(167.0)	(684.0)	(278.0)
Net cash flow used in financing activities		(229.0)	407.0	70.0
Net increase (decrease) in cash and cash equivalents during the year		(52.0)	47.0	(10.0)
Telefónica Brazil
Entity Information [Line Items]
Net cash flow provided by operating activities		3,599.0	3,710.0	3,123.0
Net cash flow used in investing activities		(2,012.0)	(2,285.0)	(2,039.0)
Net cash flow used in financing activities		(1,660.0)	(1,653.0)	(1,218.0)
Net increase (decrease) in cash and cash equivalents during the year		(73.0)	(228.0)	(134.0)
Telefónica Germany
Entity Information [Line Items]
Net cash flow provided by operating activities		1,898.0	1,942.0	2,154.0
Net cash flow used in investing activities		(1,137.0)	(1,223.0)	(1,252.0)
Net cash flow used in financing activities		(569.0)	(706.0)	(1,323.0)
Net increase (decrease) in cash and cash equivalents during the year		€ 192.0	€ 13.0	€ (421.0)
Acquisitions (shares)			178,500,000
Proportion of share capital acquired (as a percent)			6.00%
Pontel Participaciones, SL
Entity Information [Line Items]
Percentage of share capital sold		16.65%
Telxius Telecom, S.A.
Entity Information [Line Items]
Percentage of share capital sold			40.00%
Proportion of indirect participation (as a percent)		9.99%
Treasury shares
Entity Information [Line Items]
Increase (decrease) in number of shares outstanding	3,187,055	0	(72,022,480)	(74,627,988)
Acquisitions (shares)		0	0	77,087,297
Treasury shares | Telefónica Germany
Entity Information [Line Items]
Increase (decrease) in number of shares outstanding			72,000,000
Percent of total shares classified as treasury shares			1.43%